Fair Value Measurements (Assets and Liabilities that are Measured at Fair Value on a Recurring Basis) (Detail) - USD ($) $ in Millions		Mar. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		$ 173	$ 294
Derivative Liabilities		369	279
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		66	93
Derivative Liabilities		190	103
Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		13	31
Derivative Liabilities		42	19
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		5,488	5,156
Total Liabilities		369	279
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,502	2,297
Total Liabilities		190	103
Fair Value, Measurements, Recurring | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		13	31
Total Liabilities		42	19
Fair Value, Measurements, Recurring | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	3,688	3,277
Fair Value, Measurements, Recurring | Equity securities: | U.S. | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	1,683	1,476
Fair Value, Measurements, Recurring | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	470	431
Fair Value, Measurements, Recurring | Fixed Income | Corporate debt instruments | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	233	221
Fair Value, Measurements, Recurring | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	1,146	1,143
Fair Value, Measurements, Recurring | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	520	507
Fair Value, Measurements, Recurring | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	11	11
Fair Value, Measurements, Recurring | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		157	250
Derivative Liabilities		45	135
Fair Value, Measurements, Recurring | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		66	90
Derivative Liabilities		9	15
Fair Value, Measurements, Recurring | Commodity | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			3
Fair Value, Measurements, Recurring | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		3	18
Derivative Liabilities		323	142
Fair Value, Measurements, Recurring | Interest rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			3
Derivative Liabilities		181	88
Fair Value, Measurements, Recurring | Interest rate | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			2
Derivative Liabilities		41	17
Fair Value, Measurements, Recurring | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		13	26
Derivative Liabilities		1	2
Fair Value, Measurements, Recurring | Foreign currency | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		13	26
Derivative Liabilities		1	2
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		4,169	3,743
Fair Value, Measurements, Recurring | Level 1 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,875	1,640
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	3,688	3,277
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S. | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	1,683	1,476
Fair Value, Measurements, Recurring | Level 1 | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	468	455
Fair Value, Measurements, Recurring | Level 1 | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	192	164
Fair Value, Measurements, Recurring | Level 1 | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	11	11
Fair Value, Measurements, Recurring | Level 1 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		2
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,256	1,343
Total Liabilities		359	273
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		565	591
Total Liabilities		187	97
Fair Value, Measurements, Recurring | Level 2 | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		13	31
Total Liabilities		42	19
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	470	431
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Corporate debt instruments | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	233	221
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	678	688
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	328	343
Fair Value, Measurements, Recurring | Level 2 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		92	180
Derivative Liabilities		35	129
Fair Value, Measurements, Recurring | Level 2 | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		4	24
Derivative Liabilities		6	9
Fair Value, Measurements, Recurring | Level 2 | Commodity | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			3
Fair Value, Measurements, Recurring | Level 2 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		3	18
Derivative Liabilities		323	142
Fair Value, Measurements, Recurring | Level 2 | Interest rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			3
Derivative Liabilities		181	88
Fair Value, Measurements, Recurring | Level 2 | Interest rate | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			2
Derivative Liabilities		41	17
Fair Value, Measurements, Recurring | Level 2 | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		13	26
Derivative Liabilities		1	2
Fair Value, Measurements, Recurring | Level 2 | Foreign currency | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		13	26
Derivative Liabilities		1	2
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		63	70
Total Liabilities		10	6
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		62	66
Total Liabilities		3	6
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		63	70
Derivative Liabilities		10	6
Fair Value, Measurements, Recurring | Level 3 | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		62	66
Derivative Liabilities		$ 3	$ 6

[1]	Includes investments held in the nuclear decommissioning and rabbi trusts. Excludes $213 million and $220 million of assets at March 31, 2019 and December 31, 2018, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
[2]	Includes investments held in the nuclear decommissioning trusts. Excludes $150 million and $160 million of assets at March 31, 2019 and December 31, 2018, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.